Premises and Equipment (Tables)	12 Months Ended
Jun. 30, 2025
Premises and Equipment [Abstract]
Schedule of Premises and Equipment

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2025	2024
Land	$1,516	$1,516
Buildings and improvements	6,933	6,818
Furniture & equipment	2,265	2,236
	10,714	10,570
Less: accumulated depreciation	6,503	6,303
Balance at end of year	$4,211	$4,267